Capital Disclosures (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 15, 2020	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2018	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, notional amount			$ 562,600,000	$ 523,900,000
Sub-limit for letters of credit outstanding			20,200,000	13,300,000
Available borrowings			162,700,000	142,500,000
Factoring of receivables from facility program
Disclosure of detailed information about borrowings [line items]
Accounts receivable sold during period			119,700,000	90,600,000
Factoring of receivables from supplier financing program
Disclosure of detailed information about borrowings [line items]
Accounts receivable sold during period			65,300,000	50,400,000
Factoring of receivables from prior facility program.
Disclosure of detailed information about borrowings [line items]
Agreement to sell trade receivables, maximum capacity	$ 200,000,000.0	$ 250,000,000.0	300,000,000.0
New credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, notional amount						$ 800,000,000.0
Amount of accordion feature			110,000,000
Revolving Facility Due June 2023
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity						$ 450,000,000.0
Sub-limit for letters of credit outstanding			21,300,000	$ 21,200,000
Available borrowings			428,700,000
Revolving Facility Due June 2023 | Bridge Loan
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity			$ 50,000,000.0
Revolving Facility Due June 2023 | Bridge Loan | Top of range
Disclosure of detailed information about borrowings [line items]
Debt instrument term			10 days
New Term Loans, November
Disclosure of detailed information about borrowings [line items]
Amount of accordion feature					$ 250,000,000.0